Item 1. Schedule of Investments

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares	Value
(Cost and value in $ 000s)

COMMON STOCKS 98.5%

HARDWARE 0.1%
Enterprise Hardware 0.1%
Gateway *	470,000	1,269
Total Hardware		1,269

IT SERVICES 0.8%
IT Services 0.1%
Global Cash Access Holdings *	39,000	550
		550
Processors 0.7%
Apollo Group, Class A *	105,000	6,971
		6,971
Total IT Services		7,521

MEDIA 38.7%
Advertising 0.9%
Omnicom	100,000	8,363
		8,363
Broadcasting 1.3%
Univision Communications, Class A *	464,100	12,313
		12,313
Cable/ Satellite 4.9%
British Sky Broadcasting (GBP)	1,250,000	12,397
Cablevision Systems, Class A *	150,300	4,609
Comcast, Class A *	612,500	17,628
EchoStar Communications, Class A	165,000	4,879
Sogecable (EUR) *	212,000	8,303
		47,816
Gaming 4.5%
Harrah's Entertainment	30,000	1,956
International Game Technology	250,000	6,750
Station Casinos	60,000	3,982
WMS Industries *	340,000	9,564
Wynn Resorts *	478,900	21,622
		43,874
Internet 14.5%
Amazon.com *	355,000	16,081
Autobytel *	364,400	1,826
CNET Networks *	1,250,000	16,962
eBay *	60,000	2,472
Google, Class A *	110,800	35,064
Monster Worldwide *	150,000	4,606
NCsoft (KRW) *	120,000	9,888
NHN (KRW) *	45,000	7,662
Overstock.com *	95,000	3,643
Sina *	390,000	10,725
Tencent Holdings	586,000	703
The Knot *	196,400	2,178
WebMD, Class A *	37,500	924
Yahoo! *	820,000	27,749
		140,483
Media & Entertainment 9.0%
Carnival	143,000	7,147
Discovery Holdings, Series A *	144,000	2,079
Liberty Media, Class A *	1,440,000	11,592
News Corp., Class A	620,000	9,666
Time Warner	2,040,000	36,944
Viacom, Class B	580,000	19,146
		86,574
Publishing 1.5%
McGraw-Hill	150,000	7,206
Scripps, Class A	142,700	7,131
		14,337
Radio/ Outdoor Advertising 2.1%
Lamar Advertising *	442,000	20,049
		20,049
Total Media		373,809

SOFTWARE 5.7%
Applications Software 1.9%
Checkfree *	135,000	5,105
NAVTEQ *	265,000	13,237
		18,342
Consumer Software 3.5%
Activision *	535,000	10,941
Gameloft Company (EUR) *	415,650	3,022
Jamdat Mobile *	137,000	2,877
THQ *	480,000	10,234
Ubisoft Entertainment (EUR) *	136,400	7,136
		34,210
Technical Software 0.3%
Net 1 UEPS Technologies *	114,700	2,572
		2,572
Total Software		55,124

TELECOM EQUIPMENT 5.2%
Wireless Equipment 3.5%
Nokia (EUR)	810,000	13,615
Nokia ADR	530,000	8,962
QUALCOMM	250,000	11,188
		33,765
Wireline Equipment 1.7%
Corning *	205,900	3,980
Juniper Networks *	500,000	11,895
		15,875
Total Telecom Equipment		49,640

TELECOM SERVICES 48.0%
Wireless - Domestic 18.5%
American Tower Systems, Class A *	2,468,650	61,593
Crown Castle International *	1,628,000	40,098
Nextel Partners, Class A *	1,230,000	30,873
Sprint Nextel	1,930,000	45,895
		178,459
Wireless-International 22.1%
America Movil ADR, Series L	1,805,000	47,508
Bharti Televentures (INR) *	2,510,000	20,138
China Unicom (HKD)	5,000,000	4,158
Cosmote Mobile Communication (EUR)	125,000	2,472
Egyptian Company for Mobile Services (EGP)	282,000	9,853
Hutchison Telecommunications (HKD) *	9,100,000	13,198
MTN Group (ZAR)	585,000	4,852
NII Holdings, Class B *	195,500	16,510
Orascom Telecom Holding GDR	48,600	2,284
Research In Motion *	27,965	1,913
Rogers Communications, Class B	1,410,000	55,625
Starhub (SGD)	5,000,000	5,975
Vodafone (GBP)	5,470,000	14,276
Vodafone ADR	568,000	14,751
		213,513
Wireline- International 7.4%
Hellenic Telecommunications (EUR) *	166,800	3,335
Singapore Telecommunications (SGD)	7,120,000	10,320
Telus (Non-voting shares)	1,419,000	57,810
		71,465
Total Telecom Services		463,437
Total Common Stocks (Cost $767,548)		950,800

SHORT-TERM INVESTMENTS 0.0%
Money Market Fund 0.0%
T. Rowe Price Government Reserve Investment Fund
3.48% #†	1,000	1
Total Short-Term Investments (Cost $1)		1

Total Investments in Securities
98.5% of Net Assets (Cost $767,549)		$950,801

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
†	Affiliated company – See Note 3.
ADR	American Depository Receipts
EGP	Egyptian pound
EUR	Euro
GBP	British pound
GDR	Global Depository Receipts
HKD	Hong Kong dollar
INR	Indian rupee
KRW	South Korean won
SGD	Singapore dollar
ZAR	South African rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Media & Telecommunications Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth through the common stocks of media, technology, and telecommunications companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $767,549,000. Net unrealized gain aggregated $183,260,000 at period-end, of which $204,273,000 related to appreciated investments and $21,013,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $117,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 31, 2004 was $1,000 and $2,642,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Media & Telecommunications Fund, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 18, 2005